Net Financial Operating Income (Details) - Schedule of gain (losses) from trading and brokerage activities $ in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2020 CLP ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CLP ($)	Dec. 31, 2018 CLP ($)
Schedule of gain (losses) from trading and brokerage activities [Abstract]
Net income on financial assets held-for-trading		$ 24,715		$ 44,274	$ 42,605
Gain (loss) from mark to market		33,216		32,128	8,038
Financial assets held-for-trading		57,931		76,402	50,643
Sale of financial assets at fair value through other comprehensive income		27,091		4,789	1,118
Sale of loan portfolio	[1]	39			267
Net (loss) gain of other transactions		29		(145)	384
Derivative instruments		(96,369)		32,391	64,730
Total		$ (11,279)	$ (15,844)	$ 113,437	$ 117,142

[1]	See Note No. 31